RISK MANAGEMENT (Details 4) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 173,819,116	$ 160,468,094
Allowance for loans, advances and lease losses	(10,235,831)	(8,223,103)	$ (8,223,103)	$ (5,248,755)
Loans and advances to customers	163,583,285	152,244,991
Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		160,468,094
Commercial [member]
Disclosure Of Risk Management [Line Items]
Allowance for loans, advances and lease losses	(239,720)
Commercial [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	94,600,648	88,997,241	88,997,241
Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	55,562,618	58,661,267	58,661,267
SME Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	16,524,571	17,184,059	17,184,059
Other Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	22,513,459	13,151,915	13,151,915
Consumer [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	31,993,381	27,646,114
Allowance for loans, advances and lease losses	(2,892,891)	(2,291,829)	(1,791,123)	$ (1,321,281)
Consumer [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	31,993,381	27,646,114	27,646,114
Credit card Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,026,689	6,255,277	6,255,277
Vehicle Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,253,060	2,915,705	2,915,705
Payroll loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,451,381	6,970,783	6,970,783
Others Consumer Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	14,262,251	11,504,349	11,504,349
Mortgage [member]
Disclosure Of Risk Management [Line Items]
Allowance for loans, advances and lease losses	(21,883)
Mortgage [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	22,870,685	20,512,208	20,512,208
VIS Mortgage Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,778,067	5,491,926	5,491,926
Non-VIS Mortgage Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	17,092,618	15,020,282	15,020,282
Financial Leases [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,198,204	$ 22,248,951	22,248,951
Small business loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 1,156,198		$ 1,063,580